Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL TAX FREE MUNICIPAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000717341
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2011
Dreyfus BASIC California Municipal Money Market Fund (Prospectus Summary) | Dreyfus BASIC California Municipal Money Market Fund | Dreyfus BASIC California Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCLXX
Dreyfus BASIC Massachusetts Municipal Money Market Fund (Prospectus Summary) | Dreyfus BASIC Massachusetts Municipal Money Market Fund | Dreyfus BASIC Massachusetts Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMRXX
Dreyfus BASIC New York Municipal Money Market Fund (Prospectus Summary) | Dreyfus BASIC New York Municipal Money Market Fund | Dreyfus BASIC New York Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNIXX